UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Prudential High Yield Fund, Inc. f/k/a Dryden High Yield Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2010

Date of reporting period:	2/28/2010

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT	FEBRUARY 28, 2010

Prudential High Yield Fund, Inc.

(Formerly known as Dryden High Yield Fund, Inc.)

Fund Type High yield bond Objectives Current income, and capital appreciation as a secondary objective

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2010, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential Financial, and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

April 15, 2010

Dear Shareholder:

Recently we announced the renaming of JennisonDryden, Prudential Financial’s mutual fund family, to Prudential Investments. As a result of this change, each of our funds has been renamed to feature “Prudential” as part of its new name. The name of your fund has changed from the Dryden High Yield Fund to the Prudential High Yield Fund, Inc.

While the name of your fund has changed, its investment objectives and portfolio management team remain the same. No action is required on your part. If you participate in an automatic investment plan, your account continues to be invested in the Fund under its new name.

Featuring the Prudential name in our funds creates an immediate connection to the experience and heritage of Prudential, a name recognized by millions for helping people grow and protect their wealth.

On the following pages, you will find your fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the fund’s holdings at period-end. If you have questions about your fund or the renaming of our mutual fund family, please contact your financial professional or visit our website at www.prudentialfunds.com.

Sincerely,

Judy A. Rice, President

Prudential High Yield Fund, Inc.

Prudential High Yield Fund, Inc.	1

Your Fund’s Performance

Fund objectives

The primary investment objective of the Prudential High Yield Fund, Inc. is to maximize current income. As a secondary objective, the Fund seeks capital appreciation, but only when consistent with the Fund’s primary investment objective of current income. There can be no assurance that the Fund will achieve its investment objectives.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 4.50% and 4.25%, respectively. Gross operating expenses: Class A, 0.92%; Class B, 1.37%; Class C, 1.37%; Class L, 1.12%; Class M, 1.62%; Class R, 1.37%; Class X, 1.62%; Class Z, 0.62%. Net operating expenses apply to: Class A, 0.87%; Class B, 1.37%; Class C, 1.37%; Class L, 1.12%; Class M, 1.62%; Class R, 1.12%; Class X, 1.62%; Class Z, 0.62%, after contractual reduction through 12/31/2010.

Cumulative Total Returns as of 2/28/10
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	12.80%	44.11%	33.89%	70.70%	—
Class B	12.77	43.78	30.83	62.55	—
Class C	12.56	43.55	30.63	62.30	—
Class L	12.88	44.01	N/A	N/A	15.08% (3/26/07)
Class M	12.38	43.03	N/A	N/A	13.55 (3/26/07)
Class R	12.67	43.76	N/A	N/A	34.03 (6/06/05)
Class X	12.62	43.40	N/A	N/A	13.58 (3/26/07)
Class Z	12.93	44.44	35.72	75.35	—
Barclays Capital U.S. Corporate High Yield 1% Issuer Capped Index[2]	13.81	54.76	36.39	97.93	**
Lipper High Current Yield Funds Avg.[3]	12.27	45.22	24.74	65.64	***

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Average Annual Total Returns[4] as of 3/31/10
	One Year	Five Years	Ten Years	Since Inception[1]
Class A	38.37%	6.19%	5.51%	—
Class B	39.55	6.53	5.49	—
Class C	43.59	6.69	5.50	—
Class L	38.63	N/A	N/A	4.29% (3/26/07)
Class M	37.80	N/A	N/A	4.49 (3/26/07)
Class R	44.54	N/A	N/A	6.92 (6/06/05)
Class X	37.81	N/A	N/A	4.23 (3/26/07)
Class Z	45.20	7.46	6.29	—
Barclays Capital U.S. Corporate High Yield 1% Issuer Capped Index[2]	55.73	7.64	7.60	**
Lipper High Current Yield Funds Avg.[3]	47.35	5.56	5.42	***

Distributions and Yields as of 2/28/10
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.23	7.93%
Class B	0.22	7.81
Class C	0.22	7.83
Class L	0.23	8.05
Class M	0.21	7.56
Class R	0.23	8.06
Class X	0.21	7.55
Class Z	0.24	8.55

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 4.50% and 4.25%, respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class L, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 1%, 6%, 6%, respectively. Class R and Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC, and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception returns are provided for any share class with less than 10 calendar years of returns.

2The Barclays Capital U.S. Corporate High Yield 1% Issuer Capped Index (1% Issuer Capped Index) is an unmanaged index which covers the universe of U.S. dollar denominated, non-convertible, fixed rate,

Prudential High Yield Fund, Inc.	3

Your Fund’s Performance (continued)

non-investment grade debt. Issuers are capped at 1% of the Index. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower.

3The Lipper High Current Yield Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper High Current Yield Funds category for the periods noted. Funds in the Lipper Average aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower-grade debt issues.

4The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class L, Class M, Class R, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 0.75%, 1.00%, 0.50%, 1.00%, 0.75%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. Returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**Barclays Capital U.S. Corporate High Yield 1% Issuer Capped Index Closest Month-End to Inception cumulative total returns as of 2/28/10 are 18.34% for Class L, Class M, and Class X; and 39.28% for Class R. Barclays Capital U.S. Corporate High Yield 1% Issuer Capped Index Closest Month-End to Inception average annual total returns as of 3/31/10 are 6.79% for Class L, Class M, and Class X; and 7.73% for Class R.

***Lipper Average Closest Month-End to Inception cumulative total returns as of 2/28/10 are 8.69% for Class L, Class M, and Class X; and 27.66% for Class R. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/10 are 3.62% for Class L, Class M, Class X; and 5.67% for Class R.

Investors cannot invest directly in an index. The returns for the Barclays Capital U.S. Corporate High Yield 1% Issuer Capped Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Long-Term Issues expressed as a percentage of net assets as of 2/28/10
Sensata Technologies BV (Netherlands), Gtd. Notes, 5/1/14	1.8%
Accelent, Inc., Gtd. Notes, 12/1/13	1.1
Realogy Corp., Gtd. Notes, 4/15/14	1.0
OPTI Canada, Inc. (Canada), Sec’d. Notes, 12/15/14	0.9
Royalty Pharma Finance Trust, 5/15/15	0.9

Issues reflect only long-term investments and are subject to change.

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Credit Quality* expressed as a percentage of net assets as of 2/28/10
High Grade	3.1%
Ba	24.6
B	36.6
Caa or Lower	29.9
Not Rated**	18.1
Total Investments	112.3
Liabilities in excess of other assets	–12.3
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

**Approximately 16.6% of Not Rated is reflected in Short Term Money Markets.

Credit Quality is subject to change.

Prudential High Yield Fund, Inc.	5

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2009, at the beginning of the period, and held through the six-month period ended February 28, 2010. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs

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of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential High Yield Fund, Inc.		Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,128.00	0.87%	$4.59
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36

Class B	Actual	$1,000.00	$1,127.70	1.37%	$7.23
	Hypothetical	$1,000.00	$1,018.00	1.37%	$6.85

Class C	Actual	$1,000.00	$1,125.60	1.37%	$7.22
	Hypothetical	$1,000.00	$1,018.00	1.37%	$6.85

Class L	Actual	$1,000.00	$1,128.80	1.12%	$5.91
	Hypothetical	$1,000.00	$1,019.24	1.12%	$5.61

Class M	Actual	$1,000.00	$1,123.80	1.62%	$8.53
	Hypothetical	$1,000.00	$1,016.76	1.62%	$8.10

Class R	Actual	$1,000.00	$1,126.70	1.12%	$5.91
	Hypothetical	$1,000.00	$1,019.24	1.12%	$5.61

Class X	Actual	$1,000.00	$1,126.20	1.62%	$8.54
	Hypothetical	$1,000.00	$1,016.76	1.62%	$8.10

Class Z	Actual	$1,000.00	$1,129.30	0.62%	$3.27
	Hypothetical	$1,000.00	$1,021.72	0.62%	$3.11

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2010, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2010 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential High Yield Fund, Inc.	7

Portfolio of Investments

as of February 28, 2010 (Unaudited)

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 95.7%

ASSET BACKED SECURITIES 1.0%
Baker Street Funding (Cayman Islands), Ser. 2006-1A, Cl. E, 144A(i)(j)	Ca	4.201%	10/15/19	$2,851	$1,140,228
Bridgeport CLO Ltd. (Cayman Islands), Ser. 2007-2A, Cl. D, 144A(i)(j)	B3	4.504	6/18/21	2,261	1,311,381
Centurion CDO Vll Ltd. (Cayman Islands), Ser. 2004 -7A, Cl. D1(i)(k)	Caa3	12.090	1/30/16	5,000	1,750,000
CSAM Funding Corp. (Cayman Islands), Sub. Notes, Cl. D-2, 144A(i)(j)(k)	Ca	6.599	3/29/16	7,000	3,709,999
Golden Knight CDO Corp., (Cayman Islands), Ser. 2007-2A, 144A(i)(j)	Baa2	0.641	4/15/19	3,750	3,000,000
Landmark lV CDO Ltd. (Cayman Islands)(i)(j)(k)	Caa1	6.404	12/15/16	3,259	1,995,836
Liberty Square CDO Ltd. (Cayman Islands), Ser. 2001-2A, Cl. D, 144A(i)(j)(k)	C	6.956	6/15/13	3,348	368,252

Total asset backed securities					13,275,696

BANK LOANS(j)(k) 6.3%

Airlines 0.2%
United Airlines, Inc.	B3	2.250	2/1/14	3,500	2,830,625

Automotive 0.5%
Ford Motor Co.	Ba3	3.259	12/15/13	7,763	7,251,698

Cable 1.2%
Charter Communications Operating LLC	Ba2	2.230	3/6/14	7,350	6,855,874
CSC Holdings, Inc.	Baa3	1.258	2/24/12	3,403	3,307,989
Newsday LLC	Ba3	9.750	8/1/13	6,000	6,412,500

					16,576,363

Capital Goods 0.1%
Capital Safety Group Ltd.	B3	2.479	7/20/15	176	154,984
Capital Safety Group Ltd.	B3	2.979	7/20/16	924	813,016

					968,000

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	9

Portfolio of Investments

as of February 28, 2010 (Unaudited) continued

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Chemicals 0.1%
Sabic Innovative Plastic Holdings	Ba2	2.729%	8/29/14	$1,327	$1,273,887

Consumer 0.3%
Realogy Corp.	Caa3	13.500	10/15/17	2,000	2,175,000
Realogy Corp.	Caa3	13.500	10/15/17	2,300	2,501,250

					4,676,250

Electric 1.4%
Calpine Corp.	B2	3.135	3/29/14	2,678	2,513,045
Texas Competitive Electric Holdings Co. LLC	B1	3.728	10/10/14	221	177,691
Texas Competitive Electric Holdings Co. LLC	B1	3.728	10/10/14	8,978	7,114,669
Texas Competitive Electric Holdings Co. LLC	B1	3.728	10/10/14	11,711	9,368,698

					19,174,103

Foods 0.2%
OSI Restaurant Partners, Inc.	B3	0.129	6/14/13	294	260,216
OSI Restaurant Partners, Inc.	B3	2.563	6/14/14	3,446	3,049,471

					3,309,687

Gaming 0.2%
Harrahs Operating Co., Inc.	Caa1	3.249	1/28/15	404	326,078
Harrahs Operating Co., Inc.	Caa1	3.249	1/28/15	1,832	1,476,295
Motorcity Casino	B3	8.500	7/13/12	1,637	1,613,117

					3,415,490

Healthcare & Pharmaceutical 0.9%
Royalty Pharma Finance Trust	Baa3	7.750	5/15/15	13,101	12,675,138

Retailers 0.2%
Rite Aid Corp.	B3	9.500	6/10/15	2,000	2,072,000

Technology 0.9%
First Data Corp.	B1	2.980	9/24/14	2,400	2,096,527
First Data Corp.	B1	2.999	9/24/14	3,910	3,401,157
First Data Corp.	B1	2.999	9/24/14	4,472	3,899,998
Spansion LLC	NR	7.858	2/9/15	2,500	2,509,375

					11,907,057

See Notes to Financial Statements.

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	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Telecommunications 0.1%
Level 3 Communications, Inc.	B1	11.660%	3/13/14	$1,500	$1,620,938

Total bank loans					87,751,236

CORPORATE BONDS 87.9%

Aerospace/Defense 1.3%
BE Aerospace, Inc., Sr. Unsec’d. Notes	Ba3	8.500	7/1/18	300	314,250
Colt Defense LLC / Colt Finance Corp., Sr. Unsec’d. Notes, 144A	B2	8.750	11/15/17	2,750	2,708,750
Esterline Technologies Corp.,
Gtd. Notes	Ba2	6.625	3/1/17	175	169,313
Gtd. Notes	B1	7.750	6/15/13	3,450	3,484,500
Hawker Beechcraft Acquisition Co. LLC,
Gtd. Notes(f)	Caa3	8.500	4/1/15	1,650	1,245,750
Moog, Inc.,
Sr. Sub. Notes	Ba3	6.250	1/15/15	2,130	2,044,800
Sr. Sub. Notes	Ba3	7.250	6/15/18	2,850	2,771,625
TransDigm, Inc., Gtd. Notes	B3	7.750	7/15/14	150	149,625
Gtd. Notes, 144A	B3	7.750	7/15/14	5,125	5,125,000

					18,013,613

Airlines 0.4%
American Airlines, Inc., Pass-thru Certs., Ser. 91-A2	Caa1	10.180	1/2/13	1,225	1,145,807
AMR Corp., Sr. Unsec’d. Notes, M.T.N.	CCC+(a)	10.400	3/10/11	4,550	4,186,000
Continental Airlines, Inc., Pass-thru Certs., Ser. 981B(k)	Ba2	6.748	3/15/17	659	597,689

					5,929,496

Automotive 3.5%
American Axle & Manufacturing, Inc., Gtd. Notes	Caa3	7.875	3/1/17	3,650	3,175,500
Ford Motor Co., Sr. Unsec’d. Notes(f)	Caa1	7.450	7/16/31	2,250	1,977,188
Ford Motor Credit Co., Sr. Unsec’d. Notes	B3	7.000	10/1/13	795	782,970
Sr. Unsec’d. Notes	B3	7.250	10/25/11	6,835	6,928,886
Sr. Unsec’d. Notes	B3	7.375	2/1/11	820	836,421

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	11

Portfolio of Investments

as of February 28, 2010 (Unaudited) continued

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Automotive (cont’d.)
Sr. Unsec’d. Notes(f)	B3	7.500%	8/1/12	$10,000	$10,041,909
Sr. Unsec’d. Notes(f)	B3	8.000	12/15/16	5,065	5,085,959
Sr. Unsec’d. Notes	B3	9.875	8/10/11	100	104,902
Navistar International Corp., Gtd. Notes(f)	B1	8.250	11/1/21	5,400	5,481,000
TRW Automotive, Inc., 144A
Gtd. Notes	Caa1	7.000	3/15/14	1,225	1,169,875
Gtd. Notes(f)	Caa1	7.250	3/15/17	9,825	9,284,624
Sr. Notes(f)	Caa1	8.875	12/1/17	2,375	2,392,813
Visteon Corp., Sr. Unsec’d. Notes (original cost $1,855,569; purchased 4/28/06-2/16/07)(b)(e)(f)(k)	NR	7.000	3/10/14	2,190	1,511,100

					48,773,147

Banking 1.3%
BAC Capital Trust VI, Ltd., Gtd. Notes	Baa3	5.625	3/8/35	760	605,851
BAC Capital Trust XI, Gtd. Notes	Baa3	6.625	5/23/36	485	432,056
BAC Capital Trust XIV, Gtd. Notes(j)	Ba3	5.630	12/31/49	465	325,500
Bank of America Corp.,(j)
Jr. Sub. Notes	Ba3	8.000	12/29/49	5,000	4,765,600
Jr. Sub. Notes	Ba3	8.125	12/29/49	1,260	1,200,931
HSBK Europe (Netherlands), Gtd. Notes, 144A(i)	Ba2	7.250	5/3/17	4,500	4,162,500
MBNA Capital I, Sr. A, Gtd. Notes	Baa3	8.278	12/1/26	2,250	2,193,750
Wachovia Bank NA, Sub. Notes	Aa3	6.600	1/15/38	375	385,265
Wind Acquisition Holdings Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A(f)(i)	B3	12.250	7/15/17	3,700	3,422,500

					17,493,953

Building Materials & Construction 2.1%
Building Materials Corp. of America, Sr. Sec’d. Notes, 144A (original cost $2,425,000; purchased 2/2/10)(b)	Ba3	7.000	2/15/20	2,425	2,425,000
D.R. Horton, Inc.,
Gtd. Notes	Ba3	5.625	9/15/14	500	492,500
Gtd. Notes	Ba3	6.500	4/15/16	100	98,500
Gtd. Notes	Ba3	9.750	9/15/10	110	113,300

See Notes to Financial Statements.

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	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Building Materials & Construction (cont’d.)
Interline Brands, Inc., Gtd. Notes	B3	8.125%	6/15/14	$3,250	$3,266,250
KB Home, Gtd. Notes(f)	B1	6.375	8/15/11	2,249	2,288,358
Lennar Corp., Gtd. Notes	B3	5.950	10/17/11	4,750	4,856,875
Masco Corp., Sr. Unsec’d. Notes(f)	Ba2	7.125	8/15/13	2,845	3,025,251
Ryland Group, Inc., Gtd. Notes	Ba3	6.875	6/15/13	3,000	3,157,500
Standard Pacific Corp.,(f) Gtd. Notes	Caa1	7.000	8/15/15	500	450,000
Sr. Sec’d. Notes	Caa1	10.750	9/15/16	8,225	8,574,562

					28,748,096

Cable 4.5%
Cablevision Systems Corp., Sr. Notes, 144A	B1	8.625	9/15/17	6,325	6,514,750
Sr. Unsec’d. Notes, Ser. B	B1	8.000	4/15/12	555	584,831
CCH II LLC / CCH II Capital Corp., Sr. Notes(f)	B2	13.500	11/30/16	1,438	1,698,178
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes(f)	B2	8.750	11/15/13	4,650	4,719,750
Cequel Communications Holdings I LLC, Sr. Unsec’d. Notes, 144A(f)	B3	8.625	11/15/17	4,400	4,400,000
Charter Communications Operating LLC, 144A Sec’d. Notes	B1	8.000	4/30/12	2,290	2,370,150
Sec’d. Notes(f)	B1	8.375	4/30/14	3,000	3,045,000
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	6.750	4/15/12	59	61,213
Sr. Unsec’d. Notes	Ba3	7.625	4/1/11	1,525	1,586,000
Sr. Unsec’d. Notes(f)	Ba3	7.625	7/15/18	1,150	1,181,625
Sr. Unsec’d. Notes(f)	Ba3	7.875	2/15/18	1,360	1,417,800
Sr. Unsec’d. Notes, 144A(f)	Ba3	8.500	6/15/15	1,650	1,732,500
DISH DBS Corp., Gtd. Notes	Ba3	7.875	9/1/19	750	772,500
Echostar DBS Corp., Gtd. Notes	Ba3	7.125	2/1/16	1,340	1,343,350
Escrow CB Frontier Vision(e)(k)	NR	0.000	10/15/10	575	6
Mediacom Broadband LLC, Sr. Unsec’d. Notes(f)	B3	8.500	10/15/15	1,885	1,903,850
Mediacom LLC, Sr. Notes, 144A(f)	B3	9.125	8/15/19	1,100	1,105,500
UPC Germany GmbH (Germany), Sr. Sec’d. Notes, 144A(i)	B1	8.125	12/1/17	1,400	1,400,000
UPC Holding BV (Netherlands), Sr. Sec’d. Notes, 144A(i)	B2	9.875	4/15/18	9,250	9,619,999

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	13

Portfolio of Investments

as of February 28, 2010 (Unaudited) continued

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Cable (cont’d.)
Videotron Ltee (Canada),(i) Gtd. Notes	Ba2	6.375%	12/15/15	$4,325	$4,238,500
Gtd. Notes	Ba2	6.875	1/15/14	253	253,949
Gtd. Notes, 144A	NR	9.125	4/15/18	2,400	2,610,000
Virgin Media Finance PLC (United Kingdom),(i) Gtd. Notes	B2	8.375	10/15/19	1,900	1,911,875
Gtd. Notes(f)	B2	9.125	8/15/16	975	1,006,688
Gtd. Notes	B2	9.500	8/15/16	6,650	7,049,000

					62,527,014

Capital Goods 7.8%
Actuant Corp., Gtd. Notes	Ba2	6.875	6/15/17	3,100	2,991,500
ALH Finance LLC, Gtd. Notes(f)	Caa1	8.500	1/15/13	7,200	7,182,000
Aquilex Holdings LLC/Aquilex Finance Corp., Sr. Notes, 144A	B3	11.125	12/15/16	2,375	2,481,875
Ashtead Capital, Inc., Sec’d. Notes, 144A(f)	B2	9.000	8/15/16	7,460	7,497,300
Ashtead Holdings PLC (United Kingdom), Sec’d. Notes, 144A(f)(i)	B2	8.625	8/1/15	3,675	3,656,625
Avis Budget Car Rental LLC, Gtd. Notes(j)	Caa1	2.750	5/15/14	310	249,550
Blount, Inc., Gtd. Notes	B2	8.875	8/1/12	8,365	8,490,475
Brunswick Corp., Sr. Sec’d. Notes, 144A	Ba3	11.250	11/1/16	1,800	2,002,500
Columbus McKinnon Corp., Gtd. Notes	B1	8.875	11/1/13	5,195	5,324,875
Hertz Corp. (The), Gtd. Notes	B2	8.875	1/1/14	9,330	9,469,950
Johnson Diversey Holdings, Inc., 144A Gtd. Notes	B3	8.250	11/15/19	2,875	2,961,250
Sr. Notes	Caa1	10.500	5/15/20	4,875	5,070,000
RBS Global, Inc. and Rexnord LLC, Gtd. Notes	Caa2	9.500	8/1/14	6,830	6,915,375
Gtd. Notes(f)	Caa3	11.750	8/1/16	815	847,600
RSC Equipment Rental, Inc., Gtd. Notes	Caa2	9.500	12/1/14	7,450	7,207,875
Sr. Notes, 144A(f)	Caa2	10.250	11/15/19	2,050	2,029,500
Sr. Sec’d. Notes, 144A	B1	10.000	7/15/17	2,425	2,594,750
Trimas Corp., Sr. Sec’d. Notes, 144A	Caa1	9.750	12/15/17	1,875	1,884,375

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Capital Goods (cont’d.)
SPX Corp., Sr. Unsec’d. Notes	Ba2	7.500%	1/1/13	$1,750	$1,771,875
Sr. Unsec’d. Notes	Ba2	7.625	12/15/14	6,095	6,232,138
Stena AB (Sweden),(i) Sr. Unsec’d. Notes	Ba2	7.000	12/1/16	229	213,256
Sr. Unsec’d. Notes	Ba2	7.500	11/1/13	6,635	6,601,825
Terex Corp., Sr. Sub. Notes	Caa1	8.000	11/15/17	7,800	7,254,000
Sr. Unsec’d. Notes	B2	10.875	6/1/16	2,000	2,185,000
United Rentals North America, Inc., Gtd. Notes	B3	10.875	6/15/16	4,750	4,987,500

					108,102,969

Chemicals 1.2%
Invista, Sr. Unsec’d. Notes, 144A (original cost $6,688,688; purchased 7/9/09-8/13/09)(b)(k)	Ba3	9.250	5/1/12	6,850	6,901,375
Koppers, Inc., Gtd. Notes, 144A(f)	B1	7.875	12/1/19	2,800	2,849,000
Mosaic Co. (The), Sr. Unsec’d. Notes, 144A	Baa2	7.375	12/1/14	165	176,405
Mosaic Global Holdings, Inc., Sr. Unsec’d. Notes	Baa2	7.300	1/15/28	100	109,951
Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A(i)	B1	8.375	11/1/16	6,600	6,517,500

					16,554,231

Consumer 2.5%
Geo Group, Inc. (The), Gtd. Notes, 144A	B1	7.750	10/15/17	2,100	2,126,250
Mac-Gray Corp., Gtd. Notes	B3	7.625	8/15/15	3,125	3,062,500
Mobile Mini, Inc., Gtd. Notes	B2	6.875	5/1/15	2,635	2,437,375
Realogy Corp., Gtd. Notes	Ca	10.500	4/15/14	16,075	13,422,625
Gtd. Notes, PIK	Ca	11.000	4/15/14	301	247,039
Gtd. Notes	Ca	12.375	4/15/15	4,850	3,322,250
Service Corp., International, Sr. Unsec’d. Notes	B1	6.750	4/1/16	3,125	3,062,500
Sr. Unsec’d. Notes	B1	7.000	6/15/17	1,625	1,592,500
Sr. Unsec’d. Notes	B1	7.375	10/1/14	290	295,075
Sr. Unsec’d. Notes	B1	7.875	2/1/13	450	450,000
Stewart Enterprises, Inc., Gtd. Notes	Ba3	6.250	2/15/13	4,230	4,134,825

					34,152,939

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	15

Portfolio of Investments

as of February 28, 2010 (Unaudited) continued

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Electric 5.4%
AES Corp. (The), Sr. Sec’d. Notes, 144A(f)	Ba3	8.750%	5/15/13	$327	$332,723
Sr. Unsec’d. Notes	B1	7.750	3/1/14	2,000	2,002,500
Sr. Unsec’d. Notes	B1	7.750	10/15/15	2,400	2,382,000
Sr. Unsec’d. Notes	B1	8.000	10/15/17	575	571,406
Sr. Unsec’d. Notes	B1	8.000	6/1/20	1,550	1,520,937
AES Eastern Energy LP, Pass-thru Certs., Ser. A	Ba1	9.000	1/2/17	7,485	7,643,987
CMS Energy Corp., Sr. Unsec’d. Notes	Ba1	8.500	4/15/11	1,200	1,260,000
Dynegy Roseton/Danskammer Pass-thru Trust,
Ser. A	B2	7.270	11/8/10	23	22,846
Ser. B	B2	7.670	11/8/16	6,300	6,079,499
Energy Future Holdings Corp., Sr. Sec’d. Notes	Caa3	9.750	10/15/19	3,830	3,866,439
Sr. Sec’d. Notes, 144A(f)	Caa3	10.000	1/15/20	2,275	2,320,500
Energy Future Intermediate Holding Co. LLC, Sr. Sec’d. Notes(f)	B+(a)	9.750	10/15/19	128	129,218
Ipalco Enterprises, Inc., Sr. Sec’d. Notes, 144A	Ba1	7.250	4/1/16	55	55,550
Sr. Sec’d. Notes	Ba1	8.625	11/14/11	325	337,188
Midwest Generation LLC, Pass-thru Certs., Ser. B	Ba1	8.560	1/2/16	1,866	1,907,898
Mirant America’s Generation LLC,(f) Sr. Unsec’d. Notes	B3	8.300	5/1/11	5,525	5,635,499
Sr. Unsec’d. Notes	B3	8.500	10/1/21	650	607,750
Mirant Corp., Sr. Notes, 144A(k)	NR	7.400	7/15/49	2,675	2,675
Mirant Mid Atlantic LLC, Pass-thru Certs.	Ba1	8.625	6/30/12	303	312,762
Pass-thru Certs.	Ba1	9.125	6/30/17	3,243	3,421,010
Mirant North America LLC, Series WI, Gtd. Notes	B1	7.375	12/31/13	3,965	3,950,131
Nevada Power Co., Gen. & Ref. Mtg. Bkd., Ser. A	Baa3	8.250	6/1/11	2,465	2,667,169
North American Energy Alliance LLC, Sr. Sec’d. Notes, 144A (original cost $3,445,300; purchased 9/22/09)(b)	Ba3	10.875	6/1/16	3,525	3,736,500

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Electric (cont’d.)
NRG Energy, Inc., Gtd. Notes	B1	7.250%	2/1/14	$5,125	$5,163,438
Gtd. Notes	B1	7.375	2/1/16	4,970	4,901,663
Gtd. Notes	B1	7.375	1/15/17	1,230	1,210,013
Sierra Pacific Resources, Sr. Unsec’d. Notes	Ba3	6.750	8/15/17	1,364	1,377,977
Orion Power Holdings, Inc., Sr. Unsec’d. Notes	Ba3	12.000	5/1/10	6,970	7,013,562
RRI Energy, Inc., Sr. Unsec’d. Notes	B2	7.875	6/15/17	390	364,650
Sithe Independence Funding Corp., Sr. Sec’d. Notes (original cost $4,022,719; purchased 12/22/08-12/18/09)(b)(k)	Ba2	9.000	12/30/13	4,316	4,464,212

					75,261,702

Energy—Integrated 0.2%
TNK-BP Finance (Luxembourg), Gtd. Notes, 144A(i)	Baa2	7.500	7/18/16	2,200	2,343,000

Energy—Other 6.0%
Cie Generale de Geophysique-Veritas (France),(i) Gtd. Notes	Ba3	7.500	5/15/15	1,480	1,450,400
Gtd. Notes	Ba3	7.750	5/15/17	65	63,700
Gtd. Notes	Ba3	9.500	5/15/16	3,535	3,720,588
Denbury Resources, Inc.,(f) Gtd. Notes	B1	8.250	2/15/20	485	501,975
Gtd. Notes	B1	9.750	3/1/16	2,875	3,097,813
Forest Oil Corp., Gtd. Notes	B1	7.250	6/15/19	2,300	2,254,000
McMoRan Exploration Co., Gtd. Notes	Caa1	11.875	11/15/14	6,775	7,249,250
Newfield Exploration Co., Sr. Sub. Notes	Ba3	6.625	9/1/14	3,158	3,205,370
Sr. Sub. Notes	Ba3	7.125	5/15/18	125	125,000
OPTI Canada, Inc. (Canada),(i) Sec’d. Notes	Caa3	7.875	12/15/14	14,825	13,045,999
Sec’d. Notes	Caa3	8.250	12/15/14	1,525	1,357,250
Parker Drilling Co., Gtd. Notes	B2	9.625	10/1/13	150	153,750
Petrohawk Energy Corp., Gtd. Notes	B3	7.875	6/1/15	3,420	3,420,000
Gtd. Notes	B3	9.125	7/15/13	3,755	3,905,200

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	17

Portfolio of Investments

as of February 28, 2010 (Unaudited) continued

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Energy—Other (cont’d.)
Petroplus Finance Ltd. (Bermuda), 144A(i) Sec’d. Notes	B2	7.000%	5/1/17	$3,300	$2,607,000
Sr. Sec’d. Notes(f)	B2	6.750	5/1/14	8,150	6,886,750
Pioneer Natural Resource Co., Gtd. Notes	Ba1	5.875	7/15/16	780	747,287
Sr. Unsec’d. Notes(f)	Ba1	6.650	3/15/17	8,415	8,279,316
Sr. Unsec’d. Notes	Ba1	6.875	5/1/18	1,400	1,376,911
Sr. Unsec’d. Notes	Ba1	7.500	1/15/20	4,000	4,015,204
Plains Exploration & Production Co., Gtd. Notes	B1	7.625	6/1/18	1,200	1,203,000
Gtd. Notes	B1	7.750	6/15/15	985	993,619
Gtd. Notes	B1	10.000	3/1/16	1,200	1,305,000
Range Resources Corp., Gtd. Notes	Ba3	7.500	5/15/16	3,510	3,588,975
Gtd. Notes	Ba3	7.500	10/1/17	415	424,338
SandRidge Energy, Inc., 144A(f) Gtd. Notes	B3	8.000	6/1/18	5,820	5,572,650
Gtd. Notes	B3	8.750	1/15/20	3,200	3,136,000

					83,686,345

Foods 2.0%
Albertson’s, Inc., Sr. Unsec’d. Notes	Ba3	7.500	2/15/11	600	618,000
Sr. Unsec’d. Notes	Ba3	8.350	5/1/10	1,275	1,281,375
Carrols Corp., Gtd. Notes	B3	9.000	1/15/13	305	308,813
Del Monte Corp., Sr. Sub. Notes, 144A	Ba3	7.500	10/15/19	2,425	2,461,375
Ingles Markets, Inc., Sr. Unsec’d. Notes(f)	B1	8.875	5/15/17	4,425	4,557,749
Landry’s Restaurants, Inc., Sr. Sec’d. Notes, 144A	B3	11.625	12/1/15	2,350	2,455,750
Smithfield Foods, Inc., Sr. Sec’d. Notes, 144A	Ba3	10.000	7/15/14	2,205	2,386,913
Stater Brothers Holdings, Gtd. Notes	B2	7.750	4/15/15	550	552,750
SUPERVALU, Inc., (f) Sr. Unsec’d. Notes	Ba3	7.500	5/15/12	375	392,813
Sr. Unsec’d. Notes	Ba3	8.000	5/1/16	5,855	5,898,912
Tyson Foods, Inc., Gtd. Notes	Ba3	7.850	4/1/16	1,975	2,088,563
Gtd. Notes	Ba3	10.500	3/1/14	3,840	4,464,000

					27,467,013

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Gaming 3.0%
Buffalo Thunder Development Authority, Sr. Sec’d. Notes, 144A(e)	NR	9.375%	12/15/14	$615	$106,088
CCM Merger, Inc., Notes, 144A (original cost $11,679,940; purchased 7/14/05-11/20/09)(b)(f)	Caa3	8.000	8/1/13	12,685	10,528,550
Harrah’s Operating Co., Inc.,(f) Sr. Sec’d. Notes	CCC-(a)	10.000	12/15/18	3,129	2,362,395
Sr. Sec’d. Notes	CCC-(a)	10.000	12/15/18	8,601	6,493,755
MGM Mirage, Inc., Gtd. Notes(f)	Caa2	6.750	9/1/12	300	277,500
Gtd. Notes	Caa2	8.500	9/15/10	610	608,475
Sr. Sec’d. Notes, 144A	B1	10.375	5/15/14	965	1,022,900
Sr. Sec’d. Notes, 144A	B1	11.125	11/15/17	2,940	3,175,200
Sr. Sec’d. Notes(f)	B1	13.000	11/15/13	5,305	6,047,700
Sr. Unsec’d. Notes, 144A	Caa2	11.375	3/1/18	300	277,500
Peninsula Gaming LLC, 144A Sr. Sec’d. Notes	Ba2	8.375	8/15/15	440	420,200
Sr. Unsec’d. Notes	B3	10.750	8/15/17	6,150	5,996,250
Pinnacle Entertainment, Inc., Sr. Notes, 144A	B2	8.625	8/1/17	1,725	1,638,750
Pokagon Gaming Authority, Sr. Notes, 144A (original cost $460,000; purchased 11/13/08)(b)(k)	B2	10.375	6/15/14	500	520,000
Scientific Games International, Inc., Sr. Sub. Notes, 144A	BB-(a)	9.250	6/15/19	1,500	1,586,250
Station Casinos, Inc.,(e) Sr. Sub. Notes	NR	6.625	3/15/18	1,810	9,412
Sr. Sub. Notes	D(a)	6.500	2/1/14	2,930	15,236
Sr. Sub. Notes	NR	6.875	3/1/16	65	338
Sr. Unsec’d. Notes	NR	6.000	4/1/12	134	19,379
Virgin River Casino Corp., Sr. Sec’d. Notes(e)	NR	9.000	1/15/12	375	71,250

					41,177,128

Healthcare & Pharmaceutical 11.5%
Accellent, Inc., Gtd. Notes	Caa2	10.500	12/1/13	15,490	15,451,274
Sr. Sec’d. Notes, 144A	B1	8.375	2/1/17	1,175	1,183,813

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	19

Portfolio of Investments

as of February 28, 2010 (Unaudited) continued

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Healthcare & Pharmaceutical (cont’d.)
Alliance HealthCare Services, Inc., Sr. Notes, 144A	B3	8.000%	12/1/16	$5,730	$5,314,575
Apria Healthcare Group, Inc., 144A Sr. Sec’d. Notes (original cost $8,181,911; purchased 5/21/09-7/10/09)(b)(f)(k)	Ba2	11.250	11/1/14	8,395	9,045,613
Sr. Sec’d. Notes (original cost $4,658,386; purchased 8/10/09-8/25/09)(b)(k)	B1	12.375	11/1/14	4,675	5,037,313
Biomet, Inc., Gtd. Notes(f)	B3	10.000	10/15/17	2,200	2,403,500
Gtd. Notes, PIK	B3	10.375	10/15/17	7,725	8,458,875
Gtd. Notes(f)	Caa1	11.625	10/15/17	9,320	10,298,599
Bio-Rad Laboratories, Inc., Sr. Sub. Notes	Ba2	8.000	9/15/16	525	548,625
Community Health Systems, Inc., Gtd. Notes	B3	8.875	7/15/15	5,235	5,418,225
FMC Finance III SA (Luxembourg), Gtd. Notes(f)(i)	Ba2	6.875	7/15/17	950	973,750
HCA, Inc., Sr. Sec’d. Notes, PIK	B2	9.625	11/15/16	5,367	5,742,513
Sr. Unsec’d. Notes	Caa1	6.250	2/15/13	1,775	1,739,500
Sr. Unsec’d. Notes	Caa1	6.375	1/15/15	4,025	3,783,500
Sr. Unsec’d. Notes	Caa1	7.500	11/15/95	1,600	1,258,963
Sr. Unsec’d. Notes	Caa1	7.690	6/15/25	840	760,334
Sr. Unsec’d. Notes	Caa1	8.750	9/1/10	1,100	1,124,750
Sr. Unsec’d. Notes, M.T.N.	Caa1	9.000	12/15/14	4,000	3,986,976
Omega Healthcare Investors, Inc., Gtd. Notes	Ba3	7.000	4/1/14	3,425	3,390,750
Gtd. Notes	Ba3	7.000	1/15/16	3,677	3,649,423
Psychiatric Solutions, Inc.,
Gtd. Notes	B3	7.750	7/15/15	5,775	5,544,000
Sr. Sub. Notes, 144A	B3	7.750	7/15/15	1,800	1,683,000
Res-Care, Inc., Gtd. Notes	B1	7.750	10/15/13	8,565	8,415,113
Select Medical Corp., Gtd. Notes	B3	7.625	2/1/15	8,900	8,366,000
Senior Housing Properties Trust,
Sr. Unsec’d. Notes	Ba1	7.875	4/15/15	1,690	1,685,775
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Ba1	8.625	1/15/12	10,473	10,813,372
Skilled Healthcare Group, Inc., Gtd. Notes	Caa1	11.000	1/15/14	8,284	8,594,650

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Healthcare & Pharmaceutical (cont’d.)
Sun Healthcare Group, Inc., Gtd. Notes	B3	9.125%	4/15/15	$9,725	$9,870,875
Surgical Care Affiliates, Inc., Sr. Sub. Notes, 144A (original cost $3,784,203; purchased 6/21/07-6/29/09)(b)(k)	Caa1	10.000	7/15/17	4,600	4,531,000
Ventas Realty LP, Gtd. Notes	Baa3	6.625	10/15/14	215	218,494
Viant Holdings, Inc., Gtd. Notes, 144A (original cost $9,091,995; purchased 8/2/07-2/5/08)(b)	Caa1	10.125	7/15/17	9,786	9,541,350

					158,834,500

Healthcare Insurance 0.4%
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	5.950	3/15/17	5,600	5,305,776

Insurance 1.0%
American International Group, Inc.,
Sr. Unsec’d. Notes	A3	5.050	10/1/15	8,670	7,325,552
Sr. Unsec’d. Notes	A3	5.600	10/18/16	7,135	5,905,918

					13,231,470

Lodging & Leisure 1.0%
Felcor Lodging LP, Sr. Sec’d. Notes, 144A(f)	B2	10.000	10/1/14	5,700	5,543,249
Host Hotel & Resorts LP,
Gtd. Notes	Ba1	6.375	3/15/15	515	505,988
Gtd. Notes	BB+(a)	6.875	11/1/14	740	736,300
Gtd. Notes	Ba1	7.125	11/1/13	2,535	2,563,519
Royal Caribbean Cruises Ltd. (Liberia), Sr. Unsec’d. Notes(f)(i)	Ba3	11.875	7/15/15	1,025	1,160,813
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	7.875	10/15/14	2,700	2,882,250

					13,392,119

Media & Entertainment 5.2%
AMC Entertainment, Inc.,
Gtd. Notes	Caa1	8.000	3/1/14	4,415	4,348,775
Gtd. Notes	Caa1	11.000	2/1/16	850	911,625

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	21

Portfolio of Investments

as of February 28, 2010 (Unaudited) continued

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Media & Entertainment (cont’d.)
Bonten Media Acquisition Co., Gtd. Notes, 144A, PIK	Caa2	9.000%	6/1/15	$500	$176,406
Clear Channel Communications, Inc., Gtd. Notes	Ca	10.750	8/1/16	4,650	3,557,250
Sr. Unsec’d. Notes	Ca	4.900	5/15/15	5,000	2,637,500
Sr. Unsec’d. Notes(f)	Ca	5.500	9/15/14	4,320	2,570,400
Sr. Unsec’d. Notes	Ca	5.750	1/15/13	4,275	3,249,000
Sr. Unsec’d. Notes(f)	Ca	6.250	3/15/11	4,000	3,800,000
Sr. Unsec’d. Notes	Ca	6.875	6/15/18	550	264,000
CMP Susquehanna Corp., Gtd. Notes	Ca	9.875	5/15/14	2,150	752,500
Intelsat Jackson Holdings Ltd. (Bermuda), Gtd. Notes, 144A(i)	B3	8.500	11/1/19	4,050	4,100,625
Intelsat Luxembourg SA (Bermuda), Gtd. Notes(f)(i)	Caa3	11.250	2/4/17	12,300	12,469,124
Intelsat SA, (Luxembourg), Sr. Unsec’d. Notes(f)(i)	Caa3	7.625	4/15/12	1,000	992,500
Intelsat Subsidiary Holding Co. SA (Bermuda),(i) Gtd. Notes, 144A	B3	8.875	1/15/15	630	639,450
Gtd. Notes	B3	8.875	1/15/15	1,890	1,927,800
Lamar Media Corp., Gtd. Notes	Ba3	9.750	4/1/14	1,900	2,061,500
Lin Television Corp., Gtd. Notes	B3	6.500	5/15/13	1,385	1,312,288
MediaNews Group, Inc., Sr. Sub. Notes(e)	NR	6.875	10/1/13	2,450	245
Morris Publishing Group LLC, Gtd. Notes(e)	NR	7.000	8/1/13	1,525	503,250
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes(i)	B2	7.750	3/15/16	4,065	4,075,163
Rainbow National Services LLC, Gtd. Notes, 144A	B1	10.375	9/1/14	235	247,044
Salem Communications Corp., Sr. Sec’d. Notes, 144A	B2	9.625	12/15/16	2,825	2,916,813
Sinclair Television Group, Inc., Sr. Sec’d. Notes, 144A(f)	B2	9.250	11/1/17	4,125	4,279,688
Sun Media Corp. (Canada), Gtd. Notes(i)	Ba2	7.625	2/15/13	400	381,000
Universal City Development Partners Ltd., 144A, Sr. Notes (original cost $1,186,500; purchased 10/28/09)(b)	B3	8.875	11/15/15	1,200	1,209,000

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Media & Entertainment (cont’d.)
Sr. Sub. Notes (original cost $839,766; purchased 10/27/09)(b)	B3	10.875%	11/15/16	$850	$879,750
Univision Communications, Inc., Gtd. Notes, 144A, PIK(f)	Caa2	9.750	3/15/15	7,922	7,010,615
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	Ba2	9.500	6/15/16	4,625	4,856,250

					72,129,561

Metals 2.7%
AK Steel Corp., Gtd. Notes	Ba3	7.750	6/15/12	5,790	5,797,237
Aleris International, Inc., Gtd. Notes(e)	NR	9.000	12/15/14	1,050	7,980
Arch Coal, Inc., Gtd. Notes, 144A	B1	8.750	8/1/16	2,125	2,199,375
Blaze Recycling & Metals LLC, Sr. Sec’d. Notes, PIK	NR	13.000	7/15/12	43	29,636
Century Aluminum Co., Sr. Sec’d. Notes	B(a)	8.000	5/15/14	7,489	7,376,369
FMG Finance Pty Ltd. (Australia), 144A(i) Sr. Sec’d. Notes	B2	10.000	9/1/13	2,333	2,461,315
Sr. Sec’d. Notes	B2	10.625	9/1/16	1,355	1,510,825
Metals USA, Inc., Sr. Sec’d. Notes	Caa1	11.125	12/1/15	2,737	2,764,370
Ryerson, Inc., Sr. Sec’d. Notes	Caa1	12.000	11/1/15	2,275	2,337,563
Teck Resources Ltd. (Canada),(i) Sr. Sec’d. Notes	Ba2	9.750	5/15/14	4,420	5,215,600
Sr. Sec’d. Notes	Ba2	10.250	5/15/16	4,775	5,694,188
Sr. Sec’d. Notes(f)	Ba2	10.750	5/15/19	2,185	2,687,550

					38,082,008

Non-Captive Finance 2.3%
American General Finance Corp., Sr. Unsec’d. Notes, M.T.N.	B2	6.900	12/15/17	8,350	5,989,046
CIT Group, Inc., Sr. Sec’d. Notes	NR	7.000	5/1/13	337	318,039
Sr. Sec’d. Notes	NR	7.000	5/1/14	505	461,913
Sr. Sec’d. Notes	NR	7.000	5/1/15	505	458,127
Sr. Sec’d. Notes	NR	7.000	5/1/16	6,541	5,789,115
Sr. Sec’d. Notes	NR	7.000	5/1/17	1,178	1,040,989

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	23

Portfolio of Investments

as of February 28, 2010 (Unaudited) continued

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Non-Captive Finance (cont’d.)
GMAC, Inc., Gtd. Notes(f)	B3	6.625%	5/15/12	$3,400	$3,357,500
Gtd. Notes	B3	6.750	12/1/14	4,250	4,058,750
Gtd. Notes	B3	6.875	9/15/11	3,000	3,000,000
Notes(f)	B3	6.875	8/28/12	3,575	3,539,250
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	4.750	1/13/12	1,600	1,469,709
Sr. Unsec’d. Notes, M.T.N.	B1	5.750	6/15/11	2,800	2,687,440

					32,169,878

Packaging 2.4%
Berry Plastics Corp., Sec’d. Notes(j)	Caa1	4.129	9/15/14	1,975	1,654,063
Sec’d. Notes(f)	Caa1	8.875	9/15/14	4,600	4,427,500
BWAY Corp., Sr. Sub. Notes, 144A	B3	10.000	4/15/14	2,325	2,394,750
Crown Americas LLC, Gtd. Notes	B1	7.625	11/15/13	796	819,880
Exopack Holding, Inc., Gtd. Notes	B3	11.250	2/1/14	7,650	7,908,187
Graham Packaging Co. LP, Gtd. Notes, 144A(f)	Caa1	8.250	1/1/17	2,525	2,474,500
Gtd. Notes	Caa1	9.875	10/15/14	2,730	2,784,600
Greif, Inc., Sr. Unsec’d. Notes	Ba2	6.750	2/1/17	1,635	1,610,475
Owens Brockway Glass Container, Inc., Gtd. Notes	Ba3	6.750	12/1/14	250	251,875
Gtd. Notes	Ba3	8.250	5/15/13	2,050	2,080,750
Plastipak Holdings, Inc., Sr. Notes, 144A (original cost $1,544,276; purchased 7/23/09)(b)(f)(k)	B3	10.625	8/15/19	1,580	1,741,950
Reynolds Group Escrow LLC, Sr. Sec’d. Notes, 144A	B1	7.750	10/15/16	3,550	3,594,375
Solo Cup Co., Gtd. Notes(f)	Caa2	8.500	2/15/14	1,371	1,302,450

					33,045,355

Paper 2.7%
Appleton Papers, Inc., Sr. Sec’d. Notes, 144A(f)	B1	10.500	6/15/15	4,105	3,797,125
Cascades, Inc. (Canada), Sr. Notes, 144A(i)	Ba3	7.750	12/15/17	2,950	2,979,500
Cellu Tissue Holdings, Inc., Sr. Sec’d. Notes	B1	11.500	6/1/14	4,675	5,177,563

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Paper (cont’d.)
Domtar Corp., Gtd. Notes	Ba3	5.375%	12/1/13	$975	$960,375
Gtd. Notes	Ba3	7.125	8/15/15	2,550	2,556,375
Gtd. Notes	Ba3	7.875	10/15/11	266	281,295
Sr. Unsec’d. Notes	Ba3	10.750	6/1/17	1,700	1,993,250
Georgia Pacific LLC, Gtd. Notes, 144A (original cost $4,062,549; purchased 4/20/09)(b)(f)	Ba3	8.250	5/1/16	4,225	4,457,375
Graphic Packaging International, Inc., Gtd. Notes	B3	9.500	6/15/17	1,920	2,016,000
Jefferson Smurfit Corp., Sr. Unsec’d. Notes(e)(f)	NR	8.250	10/1/12	2,200	1,815,000
NewPage Corp.,(f) Sec’d. Notes	Caa2	10.000	5/1/12	9,075	5,218,125
Sr. Sec’d. Notes	B2	11.375	12/31/14	2,150	2,053,250
P.H. Glatfelter, Sr. Notes, 144A(f)	Ba2	7.125	5/1/16	1,650	1,584,000
Rock-Tenn Co., Gtd. Notes	Ba2	9.250	3/15/16	500	545,000
Smurfit Kappa Treasury Funding Ltd. (Ireland), Gtd. Notes(i)	Ba2	7.500	11/20/25	100	89,000
Stone Container Enterprises, Inc., Sr. Unsec’d. Notes(e)(f)	NR	8.375	7/1/12	2,200	1,820,500

					37,343,733

Pipelines & Other 0.8%
Amerigas Partners LP/Amerigas Eagle Finance Corp., Sr. Unsec’d. Notes	Ba3	7.125	5/20/16	915	917,288
El Paso Corp., Notes, M.T.N.	Ba3	7.800	8/1/31	750	728,693
Notes, M.T.N.	Ba3	8.050	10/15/30	110	108,034
Sr. Unsec’d. Notes	Ba3	7.000	5/15/11	330	341,515
Markwest Energy Partners LP, Gtd. Notes	B2	8.750	4/15/18	1,415	1,432,688
Sonat, Inc., Sr. Unsec’d. Notes	Ba3	7.625	7/15/11	350	364,284
Southern Natural Gas Co., Sr. Unsec’d. Notes	Baa3	8.000	3/1/32	29	33,196
Targa Resources Partners LP, Gtd. Notes	B2	8.250	7/1/16	1,125	1,130,625
Gtd. Notes, 144A	B2	11.250	7/15/17	4,175	4,634,250

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	25

Portfolio of Investments

as of February 28, 2010 (Unaudited) continued

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Pipelines & Other (cont’d.)
Williams Partners LP, Sr. Unsec’d. Notes	Baa3	7.500%	6/15/11	$1,800	$1,919,597

					11,610,170

Real Estate Investment Trust
Forest City Enterprises, Inc., Sr. Unsec’d. Notes	B3	6.500	2/1/17	150	120,750

Retailers 2.0%
Neiman Marcus Group, Inc. (The),(f) Gtd. Notes, PIK	Caa2	9.000	10/15/15	3,372	3,321,198
Gtd. Notes	Caa3	10.375	10/15/15	1,312	1,305,440
Pantry, Inc., Gtd. Notes	Caa1	7.750	2/15/14	3,560	3,408,700
Rite Aid Corp.,(f) Gtd. Notes	Caa3	9.500	6/15/17	4,900	4,054,750
Sr. Sec’d. Notes	Caa2	7.500	3/1/17	5,025	4,660,688
Sr. Sec’d. Notes	Caa2	10.375	7/15/16	4,750	4,975,625
Susser Holdings LLC, Gtd. Notes	B3	10.625	12/15/13	2,568	2,664,300
Toys R US Property Co. LLC., Sr. Sec’d. Notes, 144A	Ba2	8.500	12/1/17	2,700	2,727,000

					27,117,701

Technology 11.1%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes, 144A(f)	B2	8.125	12/15/17	8,025	8,125,313
Anixter, Inc., Gtd. Notes	Ba2	10.000	3/15/14	5,600	6,188,000
Avago Technologies Finance Pte (Singapore), Gtd. Notes(i)	Ba3	11.875	12/1/15	625	698,438
Avaya, Inc., Gtd. Notes	Caa2	9.750	11/1/15	6,500	6,175,000
DuPont Fabros Technology LP, Gtd. Notes, 144A	Ba2	8.500	12/15/17	2,475	2,512,125
Eastman Kodak Co., Sr. Sec’d. Notes, 144A	Ba3	9.750	3/1/18	2,575	2,517,063
First Data Corp., Gtd. Notes(f)	Caa1	9.875	9/24/15	3,275	2,832,875
Freescale Semiconductor, Inc., Gtd. Notes(f)	Caa2	8.875	12/15/14	7,200	6,390,000
GXS Worldwide, Inc., Sr. Sec’d. Notes, 144A	B2	9.750	6/15/15	5,825	5,533,750
Iron Mountain, Inc., Gtd. Notes	B2	7.750	1/15/15	250	251,875

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Technology (cont’d.)
Lender Process Services, Inc., Gtd. Notes	Ba2	8.125%	7/1/16	$6,935	$7,403,113
Nortel Networks Ltd. (Canada),(e)(i) Gtd. Notes	NR	0.000	7/15/11	3,000	2,130,000
Gtd. Notes	NR	10.125	7/15/13	2,600	1,930,500
Gtd. Notes(f)	NR	10.750	7/15/16	9,790	7,293,550
NXP BV / NXP Funding LLC (Netherlands), Sec’d. Notes(f)(i)	C	7.875	10/15/14	12,525	11,585,624
Seagate Technology HDD Holdings, (Cayman Islands),(i) Gtd. Notes	Ba3	6.375	10/1/11	6,126	6,309,780
Gtd. Notes	Ba3	6.800	10/1/16	200	199,500
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A(i)	Ba1	10.000	5/1/14	7,100	8,067,375
Sensata Technologies BV (Netherlands), Gtd. Notes(i)	Caa1	8.000	5/1/14	24,525	24,647,624
Serena Software, Inc., Gtd. Notes	Caa1	10.375	3/15/16	3,665	3,518,400
STATS ChipPAC Ltd. (Singapore),(i) Gtd. Notes	Ba1	6.750	11/15/11	5,171	5,151,609
Gtd. Notes	Ba1	7.500	7/19/10	150	151,313
Sungard Data Systems, Inc., Gtd. Notes	Caa1	9.125	8/15/13	1,365	1,397,419
Gtd. Notes(f)	Caa1	10.250	8/15/15	9,690	10,053,374
Gtd. Notes	Caa1	10.625	5/15/15	10,290	11,113,199
Terremark Worldwide, Inc., Sr. Sec’d. Notes, 144A	B2	12.000	6/15/17	1,345	1,476,138
Unisys Corp., Sr. Sec’d. Notes, 144A	Ba3	12.750	10/15/14	3,910	4,516,050
Sr. Sec’d. Notes, 144A	Ba3	14.250	9/15/15	3,000	3,540,000
Sr. Unsec’d. Notes	Caa1	12.500	1/15/16	2,321	2,518,285

					154,227,292

Telecommunications 3.6%
Clearwire Communications LLC, 144A(f) Sr. Sec’d. Notes	Caa1	12.000	12/1/15	4,250	4,154,375
Sr. Sec’d. Notes	Caa1	12.000	12/1/15	10,815	10,571,662

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	27

Portfolio of Investments

as of February 28, 2010 (Unaudited) continued

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Telecommunications (cont’d.)
Hawaiian Telcom Communication, Inc.,(e)(k) Gtd. Notes	NR	0.000%	5/1/13	$1,650	$45,375
Gtd. Notes	NR	12.500	5/1/15	3,740	374
Level 3 Financing, Inc., Gtd. Notes, 144A(f)	Caa1	10.000	2/1/18	2,700	2,477,250
Nextel Communications, Inc., Gtd. Notes	Ba2	6.875	10/31/13	950	912,000
Gtd. Notes, Ser. D	Ba2	7.375	8/1/15	425	392,063
Qwest Communications International, Inc., Gtd. Notes, 144A(f)	Ba3	7.125	4/1/18	2,200	2,200,000
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.500	10/1/14	760	809,400
Sr. Unsec’d. Notes(f)	Ba1	7.625	6/15/15	1,630	1,742,063
Sr. Unsec’d. Notes	Ba1	7.875	9/1/11	150	158,625
Sr. Unsec’d. Notes	Ba1	8.875	3/15/12	1,000	1,083,750
Sr. Unsec’d. Notes	Ba1	8.375	5/1/16	1,400	1,533,000
SBA Telecommunications, Inc., 144A Gtd. Notes	Ba2	8.000	8/15/16	1,040	1,081,600
Gtd. Notes	Ba2	8.250	8/15/19	1,040	1,092,000
Sprint Capital Corp., Gtd. Notes	Ba3	6.875	11/15/28	1,500	1,136,250
Gtd. Notes	Ba3	6.900	5/1/19	850	745,875
Gtd. Notes(f)	Ba3	7.625	1/30/11	3,375	3,442,500
Gtd. Notes	Ba3	8.375	3/15/12	1,725	1,761,656
Sprint Nextel Corp.,(f) Sr. Unsec’d. Notes(j)	Ba3	0.651	6/28/10	550	545,228
Sr. Unsec’d. Notes	Ba3	6.000	12/1/16	2,415	2,088,975
Time Warner Telecom Holdings, Inc., Gtd. Notes	B2	9.250	2/15/14	3,425	3,527,750
Wind Acquisition Finance SA (Luxembourg), Gtd. Notes, 144A(i)	B2	11.750	7/15/17	4,400	4,707,999
Windstream Corp., Gtd. Notes, 144A	Ba3	7.875	11/1/17	610	596,275
Gtd. Notes	Ba3	8.625	8/1/16	3,045	3,098,288

					49,904,333

Total corporate bonds					1,216,745,292

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

		Shares	Value (Note 1)

COMMON STOCKS 0.5%
Adelphia Recovery Trust(c)(k)		2,000,000	$2,000
CenturyTel, Inc.(f)		4,018	137,697
Dex One Corp.(c)		149,206	4,446,338
HF Holdings, Inc.(c)		4,375	44
Mirant Corp.(c)		3,283	41,300
Neenah Enterprises, Inc.(c)		3,902	78
Peachtree Cable Assoc. Ltd.(c)(k)		31,559	316
Sprint Nextel Corp.(c)		28,675	95,488
WKI Holding Co., Inc.(c)(k)		6,031	53,073
Xerox Corp.		169,797	1,590,997
Zemex Minerals Group(k)		171	2

Total common stocks			6,367,333

PREFERRED STOCKS
Building Materials & Construction
New Millenium Homes LLC, Ser. A (original cost $0; purchased 5/27/98)(b)(d)(k)		2,000	472,000
Cable
Escrow Pfd Adelphia(c)(k)		20,000	20
PTV, Inc., Ser. A, 10.00%(c)		9	1

			21

Total preferred stocks			472,021

	Expiration Date
WARRANTS(c)
Chemicals
Hercules, Inc.	3/1/29	230	8,143

Gaming
Aladdin Gaming(k)	3/1/10	30,000	30

Paper
Smurfit Kappa Funding PLC (Ireland), 144A(i)(k)	10/1/13	275	1,222

Telecommunications
Sirius XM Radio, Inc., 144A(k)	3/15/10	495	1

Total warrants			9,396	(l)

Total long-term investments (cost $1,281,182,337)			1,324,620,974

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	29

Portfolio of Investments

as of February 28, 2010 (Unaudited) continued

	Shares	Value (Note 1)

SHORT-TERM INVESTMENTS 16.6%

Affiliated Mutual Funds
Prudential Investment Portfolios 2—Prudential Core Short-Term Bond Fund(h)	44,058	$384,183
Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (includes $195,583,016 of cash collateral received for securities on loan)(g)(h)	230,404,660	230,404,660

Total short-term investments (cost $230,834,680)		230,788,843

Total Investments 112.3% (cost $1,512,017,017; Note 5)(m)		1,555,409,817
Liabilities in excess of other assets(n) (12.3%)		(170,877,260)

Total Net Assets 100.0%		$1,384,532,557

*	The ratings reflected are as of February 28, 2010. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings.

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

LLC—Limited Liability Company

LP—Limited Partnership

PIK—Payment-in-kind

NR—Not Rated by Moody’s or Standard & Poor’s

M.T.N.—Medium Term Notes

(a)	Standard & Poor’s rating.
(b)	Indicates a restricted security; the aggregate original cost of such securities is $63,926,802. The aggregate value of $67,002,088 is approximately 4.8% of net assets.
(c)	Non-income producing security.
(d)	Consists of more than one class of securities traded together as a unit; generally bonds with attached stock or warrants.
(e)	Represents issuer in default on interest payments; non-income producing security.
(f)	All or portion of security is on loan. The aggregate market value of such securities is $192,353,341; cash collateral of $195,583,016 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(g)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Short -Term Bond Fund and the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(i)	US$ denominated foreign securities.
(j)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at February 28, 2010.
(k)	Indicates a security that has been deemed illiquid.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of February 28, 2010.
(m)	As of February 28, 2010, 14 securities representing $5,926,254 and 0.4% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.
(n)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on credit default swaps as follows:

Credit default swap agreements outstanding at February 28, 2010:

Counterparty	Termination Date	Notional Amount (000)(3)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues—Buy Protection(1):
Barclays Bank, PLC	6/20/2019	2,500	5.000%	Sprint Nextel Corp., 6.000%, 12/1/16	$29,123	$(34,700)	$63,823
Citibank, NA	6/20/2013	5,000	4.740	Ryland Group, Inc. (The), 5.375%, 1/15/15	(591,102)	—	(591,102)
Deutsche Bank AG	9/20/2013	2,845	1.000	Masco Corp., 6.125%, 10/3/16	85,721	95,727	(10,006)
Goldman Sachs International	12/20/2011	4,750	1.000	Lennar Corp., 6.500%, 4/15/16	77,217	157,636	(80,419)
Goldman Sachs International	6/20/2019	2,500	5.000	Sprint Nextel Corp., 6.000%, 12/1/16	29,124	(12,565)	41,689
JPMorgan Chase Bank	12/20/2013	5,000	3.350	Seagate Technology HHD Holdings, 6.800%, 10/1/16	(255,523)	1,571	(257,094)
JPMorgan Chase Bank	12/20/2013	3,000	3.900	JC Penney Corp., Inc., 6.375%, 10/15/36	(310,213)	1,097	(311,310)
JPMorgan Chase Bank	12/20/2013	5,000	6.500	Tenet Healthcare Corp., 7.375%, 2/1/13	(280,491)	3,047	(283,538)

					$(1,216,144)	$211,813	$(1,427,957)

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	31

Portfolio of Investments

as of February 28, 2010 (Unaudited) continued

Counterparty	Termination Date	Notional Amount (000)(3)	Fixed Rate	Reference Entity/ Obligation	Implied Credit Spread at February 28, 2010(4)	Fair Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues—Sell Protection(2):
Barclays Bank, PLC	3/20/2010	5,000	5.000%	HCA, Inc., 6.375%, 1/15/15	1.428%	$60,205	$(85,305)	$145,510
Deutsche Bank AG	12/20/2014	6,000	5.000%	Ford Motor Co., 6.500%, 8/1/18	6.767%	(352,916)	(783,333)	430,417
Goldman Sachs International	3/20/2016	1,850	4.100%	NRG Energy, Inc., 7.250%, 2/1/14	5.443%	(100,158)	—	(100,158)
JPMorgan Chase Bank	3/20/2010	7,000	5.000%	General Electric Capital Corp., 5.625%, 9/15/17	1.384%	84,478	(528,595)	613,073

						$(308,391)	$(1,397,233)	$1,088,842

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling

See Notes to Financial Statements.

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protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	The fair value of credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Asset Backed Securities	$—	$9,161,608	$4,114,088
Bank Loans	—	86,477,349	1,273,887
Corporate Bonds	—	1,216,742,611	2,681
Common Stocks	6,311,898	—	55,435
Preferred Stocks	1	—	472,020
Warrants	1,253	—	8,143
Affiliated Mutual Funds	230,788,843	—	—

	237,101,995	1,312,381,568	5,926,254
Other Financial Instruments*	—	(339,115)	—

Total	$237,101,995	$1,312,042,453	$5,926,254

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	33

Portfolio of Investments

as of February 28, 2010 (Unaudited) continued

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset Backed Securities	Bank Loans	Corporate Bonds	Common Stocks	Preferred Stocks	Warrants
Balance as of 8/31/09	$1,179,113	$17,036,662	$41,317	$55,391	$314,020	$7,976
Realized gain (loss)	—	—	—	—	—	(3,521,438)
Net amortization/accretion	76,694	35,270	1,001	—	—	—
Change in unrealized appreciation (depreciation)	3,032,290	130,208	14,744	—	158,000	3,521,605
Net purchases (sales)	(174,009)	(58,253)	(54,381)	44	—	—
Transfers in and/or out of Level 3	—	(15,870,000)	—	—	—	—

Balance as of 2/28/10	$4,114,088	$1,273,887	$2,681	$55,435	$472,020	$8,143

The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2010 was as follows:

Affiliated Mutual Funds (including 14.1% of collateral received for securities on loan)	16.6%
Healthcare & Pharmaceutical	12.4
Technology	12.0
Capital Goods	7.9
Electric	6.8
Energy—Other	6.0
Cable	5.7
Media & Entertainment	5.2
Automotive	4.0
Telecommunications	3.7
Gaming	3.2
Consumer	2.8
Metals	2.7
Paper	2.7
Packaging	2.4
Non-Captive Finance	2.3
Foods	2.2
Retailers	2.2
Building Materials & Construction	2.1
Aerospace/Defense	1.3
Banking	1.3
Chemicals	1.3
Asset Backed Securities	1.0

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Industry (cont’d.)
Insurance	1.0%
Lodging & Leisure	1.0
Pipelines & Other	0.8
Airlines	0.6
Common Stocks	0.5
Healthcare Insurance	0.4
Energy—Integrated	0.2

112.3
Liabilities in excess of other assets	(12.3)

Net Assets	100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2010 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on swap agreements	$1,294,512	Unrealized depreciation on swap agreements	$1,633,627
Credit contracts	Premium for swaps purchased	259,078	Discount for swaps purchased	1,444,498
Equity contracts	Unaffiliated Investments	9,396	—	—

Total		1,562,986		$3,078,125

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	35

Portfolio of Investments

as of February 28, 2010 (Unaudited) continued

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Warrants	Swaps	Total
Interest rate contracts	$—	$(1,804,179)	$(1,804,179)
Equity contracts	(3,521,438)	—	(3,521,438)

Total	$(3,521,438)	$(1,804,179)	$(5,325,617)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Warrants	Swaps	Total
Interest rate contracts	$—	$887,477	$887,477
Equity contracts	3,521,765	—	3,521,765

Total	$3,521,765	$887,477	$4,409,242

For the six months ended February 28, 2010, the Portfolio's average volume of derivative activities are as follows:

Credit Default Swaps as Buyer (Notional Amount in USD (000))	Credit Default Swaps as Writer (Notional Amount in USD (000))
$32,813	$24,813

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Financial Statements

(Unaudited)

FEBRUARY 28, 2010	SEMIANNUAL REPORT

Prudential High Yield Fund, Inc.

Statement of Assets and Liabilities

as of February 28, 2010 (Unaudited)

Assets
Investments, at value, including securities on loan of $192,353,341:
Unaffiliated Investments (cost $1,281,182,337)	$1,324,620,974
Affiliated Investments (cost $230,834,680)	230,788,843
Cash	1,673,114
Receivable for investments sold	30,387,620
Dividends and interest receivable	27,823,062
Receivable for Fund shares sold	1,813,781
Unrealized appreciation on swap agreements	1,294,512
Premium for swaps purchased	259,078
Prepaid expenses	13,645

Total assets	1,618,674,629

Liabilities
Payable to broker for collateral for securities on loan	195,583,016
Payable for investments purchased	30,084,705
Income distribution payable	2,334,568
Payable for Fund shares reacquired	1,818,478
Unrealized depreciation on swap agreements	1,633,627
Discount for swaps purchased	1,444,498
Management fee payable	489,779
Distribution fee payable	322,209
Affiliated transfer agent fee payable	205,108
Accrued expenses	149,872
Deferred directors' fees	76,212

Total liabilities	234,142,072

Net Assets	$1,384,532,557

Net assets were comprised of:
Common stock, at par	$2,651,413
Paid-in capital in excess of par	1,963,555,954

1,966,207,367
Distributions in excess of investment income	(999,920)
Accumulated net realized loss on investments and foreign currency transactions	(623,729,014)
Net unrealized appreciation on investments and foreign currencies	43,054,124

Net assets, February 28, 2010	$1,384,532,557

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($1,081,360,430 ÷ 207,082,681 shares of common stock issued and outstanding)	$5.22
Maximum sales charge (4.50% of offering price)	.25

Maximum offering price to public	$5.47

Class B

Net asset value, offering price and redemption price per share ($94,658,571 ÷ 18,146,227 shares of common stock issued and outstanding)	$5.22

Class C
Net asset value, offering price and redemption price per share ($93,189,872 ÷ 17,869,627 shares of common stock issued and outstanding)	$5.21

Class L
Net asset value, offering price and redemption price per share ($3,816,413 ÷ 730,291 shares of common stock issued and outstanding)	$5.23

Class M
Net asset value, offering price and redemption price per share ($6,381,313 ÷ 1,222,319 shares of common stock issued and outstanding)	$5.22

Class R
Net asset value, offering price and redemption price per share ($7,726,304 ÷ 1,479,967 shares of common stock issued and outstanding)	$5.22

Class X
Net asset value, offering price and redemption price per share ($1,212,079 ÷ 232,301 shares of common stock issued and outstanding)	$5.22

Class Z
Net asset value, offering price and redemption price per share ($96,187,575 ÷ 18,377,856 shares of common stock issued and outstanding)	$5.23

Prudential High Yield Fund, Inc.	39

Statement of Operations

Six Months Ended February 28, 2010 (Unaudited)

Net Investment Income
Income
Interest	$65,259,839
Affiliated income from securities loaned, net	161,919
Affiliated dividend income	33,576
Unaffiliated dividends	26,995

Total income	65,482,329

Expenses
Management fee	3,121,362
Distribution fee—Class A	1,316,949
Distribution fee—Class B	338,128
Distribution fee—Class C	324,923
Distribution fee—Class L	10,492
Distribution fee—Class M	36,469
Distribution fee—Class R	14,023
Distribution fee—Class X	8,109
Transfer agent's fee and expenses (including affiliated expense of $303,400) (Note 3)	698,000
Custodian's fees and expenses	114,000
Reports to shareholders	64,000
Registration fees	53,000
Directors' fees	27,000
Legal fees and expenses	20,000
Audit fee	14,000
Insurance	15,000
Loan interest expense (Note 8)	12,579
Miscellaneous	21,479

Total expenses	6,209,513

Net investment income	59,272,816

Realized And Unrealized Gain (Loss) On Investments, Foreign Currency Transactions And Swaps
Net realized gain (loss) on:
Investment transactions	27,425,510
Swaps	(1,804,179)

25,621,331

Net change in unrealized appreciation (depreciation) on:
Investments	74,738,732
Swaps	887,477

75,626,209

Net gain on investments and foreign currency transactions	101,247,540

Net Increase In Net Assets Resulting From Operations	$160,520,356

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2010	Year Ended August 31, 2009
Increase (Decrease) In Net Assets
Operations
Net investment income	$59,272,816	$98,180,768
Net realized gain (loss) on investments and foreign currency transactions	25,621,331	(140,079,482)
Net change in unrealized appreciation (depreciation) of investments and foreign currencies	75,626,209	78,366,689

Net increase in net assets resulting from operations	160,520,356	36,467,975

Dividends from net investment income (Note 1)
Class A	(48,216,639)	(82,156,858)
Class B	(3,905,623)	(7,371,534)
Class C	(3,750,801)	(4,830,473)
Class L	(186,780)	(392,401)
Class M	(306,419)	(866,600)
Class R	(249,790)	(154,706)
Class X	(68,236)	(201,482)
Class Z	(3,909,196)	(3,894,502)

	(60,593,484)	(99,868,556)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	120,311,406	243,591,231
Net asset value of shares issued in connection with merger (Note 7)	—	94,748,911
Net asset value of shares issued in reinvestment of dividends	44,874,759	61,590,124
Cost of shares reacquired	(144,439,991)	(235,096,995)

Net increase in net assets from Fund share transactions	20,746,174	164,833,271

Total increase	120,673,046	101,432,690

Net Assets
Beginning of period	1,263,859,511	1,162,426,821

End of period(a)	$1,384,532,557	$1,263,859,511

(a) Includes undistributed net investment income of:	—	$320,748

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	41

Notes to Financial Statements

(Unaudited)

Prudential High Yield Fund, Inc. (formerly Dryden High Yield Fund, Inc.) (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The primary investment objective of the Fund is to maximize current income through investment in a diversified portfolio of high yield fixed income securities which, in the opinion of the Fund’s investment adviser, do not subject the Fund to unreasonable risks. As a secondary investment objective, the Fund seeks capital appreciation but only when consistent with its primary objective. Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (an issuer’s inability to meet principal and interest payments on its obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities listed on a securities exchange are valued at the last price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official closing price provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by the Board of

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Directors. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from the security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than 60 days are valued at current market quotations.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities held by the Fund at the end of the fiscal period may include registration rights under which the Fund may demand registration by the issuer, of which the Fund may bear the cost of such registration. Restricted securities are valued pursuant to the valuation procedures noted above.

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. In connection with these agreements, securities may be identified as collateral or received as collateral from the counterparty in accordance with the terms

Prudential High Yield Fund, Inc.	43

Notes to Financial Statements

(Unaudited) continued

of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund may use interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. A Fund may use credit default swaps to provide a measure of protection against defaults of the issuers or to take an active long or short position with respect to the likelihood of a particular issuer’s default. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the

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same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively increase investment risk to its portfolio because, in addition to its total net assets, a Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payments that a Fund as a seller of protection could be required to pay under a credit default swap agreement would be equal the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credits spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap: In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. A Fund may enter into total return swaps to manage their exposure to a security or an index. The Fund is subject to risk exposure associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value

Prudential High Yield Fund, Inc.	45

Notes to Financial Statements

(Unaudited) continued

of the security, in favor of the Fund, from the point of entering into the contract. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchanged, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of February 28, 2010, the Fund has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Forward currency contracts involve risks from currency

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exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Warrants and Rights: The Fund may hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Loan Participations: The Fund may invest in loan participations, another type of restricted security. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the selling participant and any other persons interpositioned between the Fund and the borrower (“intermediate participants”). The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the closing daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the

Prudential High Yield Fund, Inc.	47

Notes to Financial Statements

(Unaudited) continued

fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains (losses) realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period-ended exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Short Sales: The Fund may make short sales of a security. This means that the Fund may sell a security that it does not own, which it may do, for example, when the Fund thinks the value of the security will decline. The Fund generally borrows the security to deliver to the buyers in a short sale. The Fund must then replace the borrowed security by purchasing it at the market price at the time of replacement. Short sales involve costs and risk. The Fund must pay the lender any dividends or interest that accrues on the security it borrows, and the Fund will lose money if the price of the security increases between the time of the short sale and the date when the Fund replaces the borrowed security. The Fund may make short sales “against the box.” In a short sale against the box, at the time of sale, the Fund owns or has the right to acquire the identical security at no additional cost. When selling short against the box, the Fund gives up the opportunity for capital appreciation in the security. A gain, limited to the price at which the company sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the

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Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Fund amortizes premiums and accretes discounts on purchases of debt securities as adjustments to interest income. Net investment income (loss) (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares daily and pays dividends of net investment income monthly and makes distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Prudential High Yield Fund, Inc.	49

Notes to Financial Statements

(Unaudited) continued

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50% of the Fund’s average daily net assets up to $250 million, .475% of the next $500 million, .45% of the next $750 million, .425% of the next $500 million, .40% of the next $500 million, .375% of the next $500 million and .35% of the Fund’s average daily net assets in excess of $3 billion. The effective management fee rate was .47% for the six months ended February 28, 2010.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class L, Class M, Class R and Class X shares, pursuant to plans of distribution (the “Class A, B, C, L, M, R and X Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C, L, M, R and X Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, .75%, 1%, .50%, 1%, .75% and 1% of the average daily net assets of the Class A, B, C, L, M, R and X shares, respectively.

For the six months ended February 28, 2010, PIMS contractually agreed to limit such fees to .25%, .75% and .50% of the average daily net assets of the Class A, Class C and Class R shares, respectively.

PIMS has advised the Fund that it has received approximately $393,824 in front-end sales charges resulting from sales of Class A shares, during the six months ended

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February 28, 2010. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended February 28, 2010, it received approximately $761, $60,935, $22,179, $2,986 and $304 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B, Class C, Class M and Class X shareholders, respectively.

PI, PIMS and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses on the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable. The Fund pays networking fees to affiliated and unaffiliated broker/dealers including fees relating to the services of Wells Fargo Advisors, LLC (“Wells Fargo”) and First Clearing LLC (“First Clearing”) affiliates of PI through December 31, 2009. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended February 28, 2010, the Fund incurred approximately $242,000 in total networking fees, of which approximately $58,300 and $11,400 was paid to Wells Fargo and First Clearing, respectively. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended February 28, 2010, PIM has been compensated approximately $59,900 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund and the Prudential Core Short-Term Bond Fund, separate portfolios of Prudential Investment Portfolios 2, pursuant to an exemptive order received from the Securities and Exchange Commission. Prudential Core Taxable Money Market and the Prudential Core Short-Term Bond Fund are mutual funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Prudential High Yield Fund, Inc.	51

Notes to Financial Statements

(Unaudited) continued

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended February 28, 2010 aggregated $595,893,620 and $590,654,504 respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2010 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$1,517,956,687	$95,495,680	$(58,042,550)	$37,453,130

The difference between book basis and tax basis is primarily attributable to the deferred losses on wash sales, the difference in the treatment of accreting market discount and premium amortization.

For federal income tax purposes, the Fund had a capital loss carryforward as of August 31, 2009 of approximately $517,284,000, of which $397,814,000 expires in 2010, $25,551,000 expires in 2013, $25,146,000 expires in 2014, $9,303,000 expires in 2015, $11,341,000 expires in 2016 and $48,129,000 expires in 2017. Certain portions of the capital loss carryforwards were assumed by the Fund as a result of acquisitions. Utilization of these capital loss carryforwards may be limited in accordance with income tax regulations. As of August 31, 2009, approximately $424,384,000 of its capital loss carryovers were written-off due to loss limitations and expiration. No capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration dates. The Fund elected to treat post-October capital losses of approximately $121,398,000 as having been incurred in the following fiscal year (August 31, 2010).

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 28, 2010, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which

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the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares. Class A and Class L shares are sold with a front-end sales charge of up to 4.50% and 4.25%, respectively. Investors who purchase $1 million or more of Class A or Class L shares and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, but are not subject to an initial sales charge. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% during the first 12 months. Class M and Class X shares are sold with a CDSC that declines from 6% to zero depending on the period of time the shares are held. Class M shares will automatically convert to Class A shares approximately eight years after purchase. Class X shares will automatically convert to Class A shares approximately 10 years after purchase. Class L, Class M and Class X shares are not offered to new purchasers and are only available through exchange from the same class of shares offered by certain Prudential funds. Class R and Class Z shares are not subject to any sales or redemption charges and are available only to a limited group of investors.

The Fund is authorized to issue 3 billion shares of common stock, $.01 par value per share, divided into nine classes, designated Class A, Class B, Class C, Class L, Class M, Class R, Class X, Class New X and Class Z common stock. Of the authorized shares of common stock of the Fund, 500 million shares are designated Class A common stock, 400 million shares are designated for each of Class B common stock, Class C common stock, Class L common stock, Class M common stock and 225 million shares are designated for each of Class R common stock, Class X common stock, Class New X common stock and Class Z common stock. Transactions in shares of common stock were as follows:

Prudential High Yield Fund, Inc.	53

Notes to Financial Statements

(Unaudited) continued

Class A	Shares	Amount
Six months ended February 28, 2010:
Shares sold	10,711,883	$55,326,507
Shares issued in reinvestment of dividends	6,788,577	34,990,704
Shares reacquired	(20,443,344)	(105,061,196)

Net increase (decrease) in shares outstanding before conversion	(2,942,884)	(14,743,985)
Shares issued upon conversion from Class B, Class M and Class X	1,471,726	7,391,924

Net increase (decrease) in shares outstanding	(1,471,158)	$(7,352,061)

Year ended August 31, 2009:
Shares sold	27,321,353	$116,871,795
Shares issued in connection with the merger	20,823,936	94,748,911
Shares issued in reinvestment of dividends	11,606,660	49,649,141
Shares reacquired	(41,028,571)	(177,108,373)

Net increase (decrease) in shares outstanding before conversion	18,723,378	84,161,474
Shares issued upon conversion from Class B, Class M and Class X	5,822,365	25,411,406

Net increase (decrease) in shares outstanding	24,545,743	$109,572,880

Class B
Six months ended February 28, 2010:
Shares sold	2,775,810	$14,178,375
Shares issued in reinvestment of dividends	557,487	2,869,956
Shares reacquired	(1,782,441)	(9,141,590)

Net increase (decrease) in shares outstanding before conversion	1,550,856	7,906,741
Shares issued upon conversion from Class A	(1,138,637)	(5,688,641)

Net increase (decrease) in shares outstanding	412,219	$2,218,100

Year ended August 31, 2009:
Shares sold	4,452,347	$19,471,215
Shares issued in reinvestment of dividends	987,286	4,211,358
Shares reacquired	(3,965,087)	(16,981,593)

Net increase (decrease) in shares outstanding before conversion	1,474,546	6,700,980
Shares issued upon conversion from Class A	(4,791,122)	(21,022,145)

Net increase (decrease) in shares outstanding	(3,316,576)	$(14,321,165)

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Class C	Shares	Amount
Six months ended February 28, 2010:
Shares sold	3,583,739	$18,359,277
Shares issued in reinvestment of dividends	582,212	2,998,195
Shares reacquired	(2,266,260)	(11,623,984)

Net increase (decrease) in shares outstanding	1,899,691	$9,733,488

Year ended August 31, 2009:
Shares sold	8,308,346	$36,176,062
Shares issued in reinvestment of dividends	723,260	3,111,084
Shares reacquired	(2,641,420)	(11,285,037)

Net increase (decrease) in shares outstanding	6,390,186	$28,002,109

Class L
Six months ended February 28, 2010:
Shares sold	9,817	$50,944
Shares issued in reinvestment of dividends	29,334	151,146
Shares reacquired	(164,613)	(852,970)

Net increase (decrease) in shares outstanding	(125,462)	$(650,880)

Year ended August 31, 2009:
Shares sold	111,116	$454,324
Shares issued in reinvestment of dividends	72,739	310,076
Shares reacquired	(312,614)	(1,334,482)

Net increase (decrease) in shares outstanding	(128,759)	$(570,082)

Class M
Six months ended February 28, 2010:
Shares sold	31,403	$159,171
Shares issued in reinvestment of dividends	36,659	188,532
Shares reacquired	(202,396)	(1,037,669)

Net increase (decrease) in shares outstanding before conversion	(134,334)	$(689,966)
Shares reacquired upon conversion into Class A	(241,141)	(1,239,087)

Net increase (decrease) in shares outstanding	(375,475)	$(1,929,053)

Year ended August 31, 2009:
Shares sold	246,755	$1,053,654
Shares issued in reinvestment of dividends	124,863	529,184
Shares reacquired	(787,061)	(3,359,360)

Net increase (decrease) in shares outstanding before conversion	(415,443)	$(1,776,522)
Shares reacquired upon conversion into Class A	(844,709)	(3,626,735)

Net increase (decrease) in shares outstanding	(1,260,152)	$(5,403,257)

Prudential High Yield Fund, Inc.	55

Notes to Financial Statements

(Unaudited) continued

Class R	Shares	Amount
Six months ended February 28, 2010:
Shares sold	927,698	$4,798,167
Shares issued in reinvestment of dividends	47,491	245,173
Shares reacquired	(259,688)	(1,341,242)

Net increase (decrease) in shares outstanding	715,501	$3,702,098

Year ended August 31, 2009:
Shares sold	781,107	$3,501,729
Shares issued in reinvestment of dividends	34,255	149,205
Shares reacquired	(300,451)	(1,304,599)

Net increase (decrease) in shares outstanding	514,911	$2,346,335

Class X
Six months ended February 28, 2010:
Shares sold	1,458	$7,579
Shares issued in reinvestment of dividends	11,976	61,467
Shares reacquired	(79,441)	(406,089)

Net increase (decrease) in shares outstanding before conversion	(66,007)	$(337,043)
Shares reacquired upon conversion into Class A	(90,216)	(464,196)

Net increase (decrease) in shares outstanding	(156,223)	$(801,239)

Year ended August 31, 2009:
Shares sold	43,290	$177,761
Shares issued in reinvestment of dividends	43,046	182,707
Shares reacquired	(189,035)	(776,415)

Net increase (decrease) in shares outstanding before conversion	(102,699)	$(415,947)
Shares reacquired upon conversion into Class A	(180,368)	(762,526)

Net increase (decrease) in shares outstanding	(283,067)	$(1,178,473)

Class Z
Six months ended February 28, 2010:
Shares sold	5,313,093	$27,431,386
Shares issued in reinvestment of dividends	652,429	3,369,586
Shares reacquired	(2,911,211)	(14,975,251)

Net increase (decrease) in shares outstanding	3,054,311	$15,825,721

Year ended August 31, 2009:
Shares sold	15,184,522	$65,884,691
Shares issued in reinvestment of dividends	792,035	3,447,369
Shares reacquired	(5,213,068)	(22,947,136)

Net increase (decrease) in shares outstanding	10,763,489	$46,384,924

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Note 7. Reorganization

On June 19, 2009, the Fund acquired all of the net assets of High Yield Plus Fund and High Yield Income Fund (“the Merged Funds”) pursuant to a plan of reorganization approved by the High Yield Plus Fund and High Yield Income Fund shareholders on May 11, 2009 and May 15, 2009, respectively. The acquisition was accomplished by a tax-free issue of Class A shares for the corresponding classes of shares of High Yield Plus Fund and High Yield Income Fund. The following table shows the number of shares of the merged funds and how many shares they became in the Dryden High Yield Fund and the total value.

High Yield Plus Fund		Dryden High Yield Fund
Class	Shares	Class	Shares	Value
A	16,088,240	A	10,329,900	$47,001,047

High Yield Income Fund		Dryden High Yield Fund
Class	Shares	Class	Shares	Value
A	11,605,150	A	10,494,036	$47,747,864

The net assets and net unrealized appreciation of the Merged funds immediately before the acquisition were:

	Net Assets	Net Unrealized Depreciation
High Yield Plus Fund	$47,001,047	$(4,491,965)
High Yield Income Fund	47,747,864	(5,826,675)

The net assets of Dryden High Yield Fund immediately before the acquisition were $1,076,346,983.

The Fund acquired capital loss carryforward from the reorganization with High Yield Plus Fund and High Yield Income Fund in the amounts of approximately $40,270,000 (of which approximately $26,166,000 was written off due to loss limitation and expiration) and $17,979,000 (of which approximately $11,395,000 was written off due to loss limitation and expiration), respectively (amounts included in Note 5). The future utilization of the acquired capital loss carryforwards may be limited under certain conditions defined in the Internal Revenue Code of 1986, as amended.

Note 8. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA

Prudential High Yield Fund, Inc.	57

Notes to Financial Statements

(Unaudited) continued

provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 22, 2009, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .15 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 20, 2010. For the period from October 24, 2008 through October 21, 2009, the Funds paid a commitment fee of .13 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The Fund utilized the line of credit during the six months ended February 28, 2010. The average daily balance for the 37 days the Fund had an outstanding balance was $8,951,757 at a weighted average interest rate of 1.389%.

Note 9. New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

Note 10. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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Financial Highlights

(Unaudited)

FEBRUARY 28, 2010	SEMIANNUAL REPORT

Prudential High Yield Fund, Inc.

Financial Highlights

(Unaudited)

	Class A

	Six Months Ended February 28, 2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$4.84

Income (loss) from investment operations:
Net investment income	.23
Net realized and unrealized gain (loss) on investment transactions	.38

Total from investment operations	.61

Less Dividends:
Dividends from net investment income	(.23)

Net asset value, end of period	$5.22

Total Return(a):	12.80%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,081,360
Average net assets (000)	$1,062,298
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees(b)	.87	%(c)
Expenses, excluding distribution and service (12b-1) fees	.62	%(c)
Net investment income	8.95	%(c)
For Classes A, B, C, L, M, R, X and Z shares:
Portfolio turnover rate	45	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(c)	Annualized.
(d)	Not annualized.
(e)	For the period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.
(f)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

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Class A
Year Ended August 31,		Eight Months Period Ended August 31, 2007(e)		Year Ended December 31,
2009	2008			2006	2005	2004

$5.19	$5.58	$5.80		$5.67	$5.93	$5.80

.43	.43	.28		.41	.41	.41
(.34)	(.38)	(.22)		.15	(.24)	.14

.09	.05	.06		.56	.17	.55

(.44)	(.44)	(.28)		(.43)	(.43)	(.42)

$4.84	$5.19	$5.58		$5.80	$5.67	$5.93

3.32%	.86%	.82%		10.24%	3.07%	9.93%

$1,009,183	$955,165	$1,099,469		$1,201,400	$1,251,927	$1,336,703
$811,838	$1,024,892	$1,170,148		$1,205,856	$1,287,410	$1,318,334

.91%	.88%	.92	%(c)	.86%	.90%	.89%
.66%	.63%	.67	%(c)	.61%	.65%	.64%
9.95%	7.99%	7.20	%(c)	7.32%	7.09%	7.08%

82%	63%	34	%(d)	40%	51%	55%

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	61

Financial Highlights

(Unaudited) continued

	Class B

	Six Months Ended February 28, 2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$4.83

Income (loss) from investment operations:
Net investment income	.22
Net realized and unrealized gain (loss) on investment transactions	.39

Total from investment operations	.61

Less Dividends:
Dividends from net investment income	(.22)

Net asset value, end of period	$5.22

Total Return(a):	12.77%
Ratios/Supplemental Data:
Net assets, end of period (000)	$94,659
Average net assets (000)	$90,917
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.37	%(b)
Expenses, excluding distribution and service (12b-1) fees	.62	%(b)
Net investment income	8.46	%(b)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	For the period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

62	Visit our website at www.prudentialfunds.com

Class B
Year Ended August 31,		Eight Months Period Ended August 31, 2007(c)		Year Ended December 31,
2009	2008			2006	2005	2004

$5.19	$5.58	$5.79		$5.66	$5.92	$5.79

.41	.40	.26		.38	.38	.38
(.35)	(.38)	(.21)		.15	(.24)	.14

.06	.02	.05		.53	.14	.52

(.42)	(.41)	(.26)		(.40)	(.40)	(.39)

$4.83	$5.19	$5.58		$5.79	$5.66	$5.92

2.59%	.37%	.50%		9.70%	2.54%	9.39%

$85,727	$109,152	$160,265		$191,778	$281,304	$477,841
$76,697	$132,653	$178,973		$232,435	$380,450	$545,044

1.41%	1.38%	1.42	%(b)	1.36%	1.40%	1.39%
.66%	.63%	.67	%(b)	.61%	.65%	.64%
9.44%	7.48%	6.69	%(b)	6.82%	6.57%	6.62%

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	63

Financial Highlights

(Unaudited) continued

	Class C

	Six Months Ended February 28, 2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$4.83

Income (loss) from investment operations:
Net investment income	.22
Net realized and unrealized gain (loss) on investment transactions	.38

Total from investment operations	.60

Less Dividends:
Dividends from net investment income	(.22)

Net asset value, end of period	$5.21

Total Return(a):	12.56%
Ratios/Supplemental Data:
Net assets, end of period (000)	$93,190
Average net assets (000)	$87,372
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees(b)	1.37	%(c)
Expenses, excluding distribution and service (12b-1) fees	.62	%(c)
Net investment income	8.46	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average daily net assets of the Class C shares.
(c)	Annualized.
(d)	For the period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.
(e)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

64	Visit our website at www.prudentialfunds.com

Class C
Year Ended August 31,		Eight Months Period Ended August 31, 2007(d)		Year Ended December 31,
2009	2008			2006	2005	2004

$5.18	$5.58	$5.79		$5.66	$5.92	$5.79

.41	.40	.26		.38	.38	.38
(.34)	(.39)	(.21)		.15	(.24)	.14

.07	.01	.05		.53	.14	.52

(.42)	(.41)	(.26)		(.40)	(.40)	(.39)

$4.83	$5.18	$5.58		$5.79	$5.66	$5.92

2.83%	.18%	.49%		9.69%	2.54%	9.39%

$77,177	$49,660	$56,307		$54,036	$62,127	$83,412
$50,393	$52,804	$58,540		$55,946	$70,914	$88,295

1.41%	1.38%	1.42	%(c)	1.36%	1.40%	1.39%
.66%	.63%	.67	%(c)	.61%	.65%	.64%
9.42%	7.49%	6.70	%(c)	6.82%	6.57%	6.61%

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	65

Financial Highlights

(Unaudited) continued

	Class L

	Six Months Ended February 28, 2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$4.84

Income (loss) from investment operations:
Net investment income	.22
Net realized and unrealized gain (loss) on investment transactions	.40

Total from investment operations	.62

Less Dividends:
Dividends from net investment income	(.23)

Net asset value, end of period	$5.23

Total Return(c):	12.88%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,816
Average net assets (000)	$4,231
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.12	%(d)
Expenses, excluding distribution and service (12b-1) fees	.62	%(d)
Net investment income	8.70	%(d)

(a)	Inception date of Class L shares.
(b)	The Fund changed its fiscal year end from December 31 to August 31.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

66	Visit our website at www.prudentialfunds.com

Class L
Year Ended August 31,		March 26, 2007(a) through August 31,2007(b)
2009	2008

$5.19	$5.59	$5.86

.42	.42	.18
(.34)	(.39)	(.27)

.08	.03	(.09)

(.43)	(.43)	(.18)

$4.84	$5.19	$5.59

3.05%	.44%	(1.93)%

$4,144	$5,114	$6,688
$3,969	$5,980	$7,546

1.16%	1.13%	1.17	%(d)
.66%	.63%	.67	%(d)
9.71%	7.73%	6.97	%(d)

Prudential High Yield Fund, Inc.	67

Financial Highlights

(Unaudited) continued

	Class M

	Six Months Ended February 28, 2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$4.84

Income (loss) from investment operations:
Net investment income	.21
Net realized and unrealized gain (loss) on investment transactions	.38

Total from investment operations	.59

Less Dividends:
Dividends from net investment income	(.21)

Net asset value, end of period	$5.22

Total Return(c):	12.38%
Ratios/Supplemental Data:
Net assets, end of period (000)	$6,381
Average net assets (000)	$7,354
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.62	%(d)
Expenses, excluding distribution and service (12b-1) fees	.62	%(d)
Net investment income	8.20	%(d)

(a)	Inception date of Class M shares.
(b)	The Fund changed its fiscal year end from December 31 to August 31.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

68	Visit our website at www.prudentialfunds.com

Class M
Year Ended August 31,		March 26, 2007(a) through August 31, 2007(b)
2009	2008

$5.19	$5.57	$5.84

.41	.39	.17
(.35)	(.37)	(.27)

.06	.02	(.10)

(.41)	(.40)	(.17)

$4.84	$5.19	$5.57

2.52%	.28%	(1.96)%

$7,730	$14,831	$29,221
$9,244	$22,037	$36,125

1.66%	1.63%	1.67	%(d)
.66%	.63%	.67	%(d)
9.20%	7.21%	6.63	%(d)

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	69

Financial Highlights

(Unaudited) continued

	Class R

	Six Months Ended February 28, 2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$4.84

Income (loss) from investment operations:
Net investment income	.22
Net realized and unrealized gain (loss) on investment transactions	.39

Total from investment operations	.61

Less Dividends:
Dividends from net investment income	(.23)

Net asset value, end of period	$5.22

Total Return(b):	12.67%
Ratios/Supplemental Data:
Net assets, end of period (000)	$7,726
Average net assets (000)	$5,654
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees(c)	1.12	%(d)
Expenses, excluding distribution and service (12b-1) fees	.62	%(d)
Net investment income	8.71	%(d)

(a)	Inception date of Class R shares.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(d)	Annualized.
(e)	For the period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.
(f)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

70	Visit our website at www.prudentialfunds.com

Class R
Year Ended August 31,		Eight Months Period Ended August 31, 2007(e)		Year ended December 31, 2006	June 6, 2005(a) through December 31, 2005
2009	2008

$5.19	$5.59	$5.81		$5.67	$5.75

.42	.42	.27		.42	.23
(.34)	(.39)	(.21)		.15	(.06)

.08	.03	.06		.57	.17

(.43)	(.43)	(.28)		(.43)	(.25)

$4.84	$5.19	$5.59		$5.81	$5.67

3.07%	.47%	.56%		10.45%	2.98%

$3,698	$1,295	$851		$13	$2
$1,580	$1,221	$401		$3	$2

1.16%	1.13%	1.17	%(d)	1.11%	1.15	%(d)
.66%	.63%	.67	%(d)	.61%	.65	%(d)
9.64%	7.78%	7.19	%(d)	7.45%	6.75	%(d)

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	71

Financial Highlights

(Unaudited) continued

	Class X

	Six Months Ended February 28, 2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$4.83

Income (loss) from investment operations:
Net investment income	.17
Net realized and unrealized gain (loss) on investment transactions	.43

Total from investment operations	.60

Less Dividends:
Dividends from net investment income	(.21)

Net asset value, end of period	$5.22

Total Return(c):	12.62%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,212
Average net assets (000)	$1,635
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.62	%(d)
Expenses, excluding distribution and service (12b-1) fees	.62	%(d)
Net investment income	8.22	%(d)

(a)	Inception date of Class X shares.
(b)	The Fund changed its fiscal year end from December 31 to August 31.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

72	Visit our website at www.prudentialfunds.com

Class X
Year Ended August 31,		March 26, 2007(a) through August 31, 2007(b)
2009	2008

$5.19	$5.57	$5.84

.38	.38	.13
(.33)	(.36)	(.23)

.05	.02	(.10)

(.41)	(.40)	(.17)

$4.83	$5.19	$5.57

2.32%	.30%	(1.97)%

$1,878	$3,482	$4,527
$2,152	$4,230	$5,300

1.66%	1.63%	1.67	%(d)
.66%	.63%	.67	%(d)
9.19%	7.24%	5.43	%(d)

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	73

Financial Highlights

(Unaudited) continued

	Class Z

	Six Months Ended February 28, 2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$4.85

Income (loss) from investment operations:
Net investment income	.24
Net realized and unrealized gain (loss) on investment transactions	.38

Total from investment operations	.62

Less Dividends:
Dividends from net investment income	(.24)

Net asset value, end of period	$5.23

Total Return(a):	12.93%
Ratios/Supplemental Data:
Net assets, end of period (000)	$96,188
Average net assets (000)	$83,770
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.62	%(b)
Expenses, excluding distribution and service (12b-1) fees	.62	%(b)
Net investment income	9.21	%(b)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	For the period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

74	Visit our website at www.prudentialfunds.com

Class Z
Year Ended August 31,		Eight Months Period Ended August 31, 2007(c)		Year Ended December 31,
2009	2008			2006	2005	2004

$5.20	$5.60	$5.81		$5.68	$5.94	$5.81

.44	.45	.29		.43	.43	.42
(.34)	(.39)	(.21)		.14	(.24)	.15

.10	.06	.08		.57	.19	.57

(.45)	(.46)	(.29)		(.44)	(.45)	(.44)

$4.85	$5.20	$5.60		$5.81	$5.68	$5.94

3.68%	.96%	.98%		10.51%	3.32%	10.20%

$74,321	$23,728	$21,364		$30,486	$24,130	$32,548
$37,817	$22,081	$29,101		$26,634	$29,298	$32,828

.66%	.63%	.67	%(b)	.61%	.65%	.64%
.66%	.63%	.67	%(b)	.61%	.65%	.64%
10.14%	8.24%	7.41	%(b)	7.58%	7.32%	7.32%

See Notes to Financial Statements.

Prudential High Yield Fund, Inc.	75

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on March 9, 2010, Fund shareholders approved a proposal to elect Directors.

The individuals listed in the table below were elected as directors of the Fund. All directors, with the exception of Mr. Benjamin, served as directors to the Fund prior to the shareholder meeting.

Director	For	Withheld
Kevin J. Bannon	168,394,715.146	3,594,698.703
Linda W. Bynoe	168,151,020.502	3,838.393.347
Michael S. Hyland	168,352,381.210	3,637,032.639
Douglas H. McCorkindale	168,088,767.104	3,900,646.745
Stephen P. Munn	168,287,530.352	3,701,883.497
Richard A. Redeker	168,273,009.400	3,716,404.449
Robin B. Smith	168,054,999.518	3,685,852.930
Stephen G. Stoneburn	168,303,560.919	3,685,852.930
Judy A. Rice	168,263,427.185	3,725,986.664
Scott E. Benjamin	168,311,559.333	3,677,854.516

76	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential High Yield Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential High Yield Fund, Inc.
Share Class	A	B	C	L	M	R	X	Z
NASDAQ	PBHAX	PBHYX	PRHCX	N/A	DHYMX	JDYRX	N/A	PHYZX
CUSIP	74440Y108	74440Y207	74440Y306	74440Y405	74440Y504	74440Y603	74440Y702	74440Y801

MF110E2    0176706-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Prudential High Yield Fund, Inc.

By (Signature and Title)	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date: April 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date: April 28, 2010

By (Signature and Title)	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date: April 28, 2010